Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - 12 months ended Mar. 31, 2020 $ / shares in Units, $ in Millions	CAD ($) shares yr	USD ($) shares yr $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Cash proceeds from exercise of warrants	$ 2,527,500
Risk-free interest	0.70%	0.70%
Expected volatility	67.90%	67.90%
Warrants IQ financing
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	750,000	750,000
Cash proceeds from exercise of warrants	$ 2,527,500
Warrants IFF
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants granted (in shares) | shares	2,000,000	2,000,000
Warrants exercise price | $ / shares		$ 12.00
Warrants expiring date	Nov. 07, 2024	Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement	The warrants, granted in exchange for services to be rendered by nonemployees, vest in four equal biannual installments, starting on May 7, 2020.	The warrants, granted in exchange for services to be rendered by nonemployees, vest in four equal biannual installments, starting on May 7, 2020.
Fair value of services to be rendered estimated using the warrant valuation	$ 999,443	$ 0.7
Value of warrants recognized as expense during period	$ 388,281
Risk-free interest	1.70%	1.70%
Expected volatility	81.00%	81.00%
Estimated life | yr	5	5
Warrants AMI
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants granted (in shares) | shares	4,175,000	4,175,000
Warrants exercise price | $ / shares		$ 8.00
Description of vesting requirements for share-based payment arrangement	The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.	The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Fair value of services to be rendered estimated using the warrant valuation	$ 23,131,195	$ 16.7
Value of warrants recognized as expense during period	$ 18,209,495
Warrants AMI | Warrants expiration period one
Disclosure Of Classes Of Share Capital [Line Items]
Warrants expiring date	Oct. 03, 2024	Oct. 03, 2024
Warrants AMI | Warrants expiration period two
Disclosure Of Classes Of Share Capital [Line Items]
Warrants expiring date	Feb. 05, 2025	Feb. 05, 2025